Flight equipment held for operating leases, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Property Subject to or Available for Operating Lease [Roll Forward]
Net book value at beginning of period	$ 31,501,973	$ 32,219,494
Additions	5,276,715	3,863,905
Depreciation	(1,690,753)	(1,753,574)
Impairment (Note 24)	(54,331)	(78,335)	$ (16,322)
AeroTurbine restructuring (Note 25)	(2,662)	(15,392)
Disposals and transfers (to) from held for sale	(2,281,401)	(2,222,432)
Transfers (to) from net investment in finance and sales-type leases/inventory	(352,714)	(511,693)
Net book value at end of period	32,396,827	31,501,973	$ 32,219,494
Accumulated depreciation as of December 31, 2017 and 2016, respectively	$ (6,067,084)	$ (5,086,611)